SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
ROU assets and lease liabilities

ROU assets and lease liabilities related to our operating leases are as follows:

	Balance Sheet Classification	December 31, 2021
Right-of-use assets	Right of use assets	$5,246
Current lease liabilities	Current portion of lease liabilities	1,119
Non-current lease liabilities	Non-current portion of lease liabilities	4,709

Components of lease costs, and supplemental cash flow information and non-cash activity

Twelve-month period ended
December 31, 2021
Operating lease cost	$1,305
Variable lease cost	444
Total lease cost	$1,749

Supplemental cash flow information and non-cash activity related to our operating leases are as follows:

Twelve-month period ended
December 31, 2021
Operating cash flow information:
Cash paid for amounts included in the measurement of lease liabilities	$1,272
Non-cash activity:
Right-of-use assets obtained in exchange for lease obligations	$—

Future minimum commitments

Future minimum commitments under all non-cancelable operating leases are as follows:

2022	$1,294
2023	1,298
2024	1,263
2025	1,302
2026	1,096
Later years	97
Total lease payments	6,350
Less: Imputed interest	522
Present value of lease liabilities	$5,828